CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Temporary Equity, Other Disclosures [Abstract]
Temporary Equity, Shares Issued		28,048,981
Temporary Equity, Shares Outstanding		28,048,981
Temporary Equity, Redemption Price Per Share		$ 10.00
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Temporary Equity, Aggregate Amount of Redemption Requirement	27,590,164	28,048,981
Temporary Equity, Redemption Price Per Share		$ 10.00
Common Class A [Member]
Temporary Equity, Other Disclosures [Abstract]
Temporary Equity, Redemption Price Per Share	$ 10.00	10.00
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	180,000,000	180,000,000
Common Stock, Shares, Issued	1,159,836	701,019
Common Stock, Shares, Outstanding	1,159,836	701,019
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Aggregate Amount of Redemption Requirement	27,590,164	28,048,981
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00
Common Stock, Shares, Issued, Subject to Possible Redemption		28,048,981
Common Stock, Shares, Outstanding, Subject to Possible Redemption		28,048,981
Common Class B [Member]
Temporary Equity, Other Disclosures [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	11,712,500	11,712,500
Common Stock, Shares, Outstanding	11,712,500	11,712,500